Annual Total Returns (Vanguard Capital Value Fund - Investor Shares Participant) (Vanguard Capital Value Fund, Vanguard Capital Value Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Capital Value Fund | Vanguard Capital Value Fund - Investor Shares
Annual Total Return
2014	5.16%
2013	43.86%
2012	22.33%
2011	(13.98%)
2010	20.20%
2009	81.46%
2008	(48.84%)
2007	(7.65%)
2006	18.90%
2005	4.21%